Property, Equipment And Software (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software consist of the following:

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	24,265	27,336	4,026
Leasehold improvement	11,856	12,605	1,857
Software	10,220	10,201	1,502
Office furniture and equipment	1,526	1,526	225

Total property, equipment and software	47,867	51,668	7,610
Less: accumulated depreciation and amortization	(18,221)	(25,935)	(3,820)

Net book value	29,646	25,733	3,790
Construction in progress	423	1,325	195

Total net book value of property, equipment and software	30,069	27,058	3,985